Income tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Income tax rate	30.00%	30.00%	30.00%
Percentage of withholding tax on dividends distributions	10.00%
Consolidated basis tax income loss	$ 299,332	$ 59,984	$ 53,293
Net operating profit (loss)	413,222	222,710	$ 43,689
Deferred tax asset on tax losses	234	39,360
Tax loss carry-forwards	107,885	15,452
Temporary differences associated with investments in subsidiaries	15,679	$ 7,833
Tax proceedings on uncertain tax positions	$ 78,500
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Income tax rate	30.00%
GUATEMALA
IfrsStatementLineItems [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Net operating profit (loss)	$ 966	$ 623	$ (10)
COSTA RICA
IfrsStatementLineItems [Line Items]
Income tax rate	30.00%	30.00%	30.00%
Net operating profit (loss)	$ 0	$ 0	$ 0
COSTA RICA | Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Net operating profit (loss)	$ 558	$ (9,503)	$ 3,869
EL SALVADOR
IfrsStatementLineItems [Line Items]
Income tax rate	30.00%	30.00%	30.00%
Net operating profit (loss)	$ 35,809	$ 3,245	$ 17,078
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of employee wages and benefits tax deductible	47.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of employee wages and benefits tax deductible	53.00%